Production Costs	6 Months Ended
Jun. 30, 2026
Production Costs [Abstract]
Production costs

6. Production costs

Production costs include salaries and wages on mine administration, consumable materials and electricity and other related costs incurred in the production of gold. Production costs for the six months ended June 30, 2026, and 2025 are summarized below.

	Six months ended
(in thousands ‘000’)	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Staff costs (see Note 9)	$5,990	$6,508
Stores	4,772	4,806
Power production	3,897	3,721
Site administrative costs	2,337	2,572
Repairs and renewals	728	709
Fuel costs	151	99
Transport	15	39
Other	7	6
Production costs	$17,897	$18,460